CONVERTIBLE NOTES PAYABLE (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Convertible Notes Payable Table
Convertible notes payable summary
			Convertible
			Notes Payable,
	Amount	Discount	net of discount
Pegasus Note	$100,000	$–	$100,000
“Lender” Note	1,500,000	115,141	1,384,859
	$1,600,000	$115,141	$1,484,859

	Amount	Discount	Convertible Notes Payable, net of discount
Pegasus Note	$100,000	$–	$100,000
“Lender” Note	1,500,000	175,668	1,324,332
	$1,600,000	$175,668	$1,424,332